Share-Based Compensation - Other share-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 20, 2023
Share-Based Compensation
Number of Class A ordinary shares on conversion					267,939
Share-based compensation expense	$ 2,409	$ 2,366	$ 334	$ 9,655
Series A-1 convertible preferred shares
Share-Based Compensation
Number of Class A ordinary shares on conversion				267,939
Share-based compensation expense				$ 2,200